Cover	Nov. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Entity Central Index Key	0001048286
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Postal Zip Code	20814
Entity Address, State or Province	MD
Entity Address, City or Town	Bethesda
Entity Address, Address Line One	7750 Wisconsin Avenue
City Area Code	301
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false